PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Revenues	¥ 460,513	$ 65,852	¥ 383,956	¥ 537,402
Cost of revenues	(434,694)	(62,160)	(463,118)	(614,010)
General and administrative expenses	(212,967)	(30,454)	(404,372)	(330,078)
Selling expenses	(52,184)	(7,462)	(48,626)	(56,299)
Operating loss	(261,492)	(37,393)	(532,160)	(462,985)
Interest income	9,684	1,385	13,982	10,832
Interest expense	(152,326)	(21,782)	(193,199)	(165,669)
Other income, net	(7,701)	(1,101)	(9,264)	(10,777)
Foreign exchange gain(loss)	(12,039)	(1,722)	(17,468)	10,149
Net loss attributable to Concord Medical Services Holdings Limited	(92,811)	(13,271)	(308,243)	(297,658)
Foreign currency translation, net tax of nil	16,409	2,346	(7,630)	(6,480)
Unrealized losses on available-for-sale securities, net	(14,625)	(2,091)	(4,299)	(31,173)
Total other comprehensive income (loss), net of tax	1,784	255	(11,929)	(37,653)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	(91,028)	(13,016)	(320,172)	(335,311)
Parent Company
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Revenues	0	0	0	0
Cost of revenues	0	0	0	0
General and administrative expenses	(2,469)	(353)	(2,642)	(2,414)
Selling expenses	0	0	0	0
Operating loss	(2,469)	(353)	(2,642)	(2,414)
Equity in loss of subsidiaries	(68,132)	(9,742)	(422,351)	(314,122)
Interest income	622	89	438	14
Interest expense	(3,979)	(569)	(47,314)	(9,926)
Changes in fair value of derivatives	0	0	168	5,282
Other income, net	0	0	0	(1,008)
Foreign exchange gain(loss)	(18,853)	(2,696)	(8,416)	24,516
Net loss attributable to Concord Medical Services Holdings Limited	(92,811)	(13,271)	(480,117)	(297,658)
Foreign currency translation, net tax of nil	16,406	2,346	(7,630)	(6,480)
Unrealized losses on available-for-sale securities, net	(14,623)	(2,091)	(4,299)	(31,173)
Total other comprehensive income (loss), net of tax	1,783	255	(11,929)	(37,653)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	¥ (91,028)	$ (13,016)	¥ (492,046)	¥ (335,311)